Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4 TO FORM S-1
Document Period End Date	Mar. 31, 2017
Trading Symbol	BOMN
Entity Registrant Name	BOSTON OMAHA Corp
Entity Central Index Key	0001494582
Entity Filer Category	Smaller Reporting Company